Summary of Activity under Stock-Based Compensation Plans (Detail) (USD $)	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock Options Number Outstanding
Beginning Balance	897,115
Cancelled or Expired	(24,388)
Exercised	(688)
Ending Balance	872,039
Vested or expected to vest at March 31, 2015	799,420
Exercisable at March 31, 2015	406,673
Stock Options Average Exercise Price per share
Beginning Balance	$ 12.09
Cancelled or Expired	$ 15.80
Exercised	$ 8.00
Ending Balance	$ 11.99
Vested or expected to vest at March 31, 2015	$ 12.25
Exercisable at March 31, 2015	$ 15.11
Stock Options Remaining Contractual Life (in years)
Remaining Contractual Life	7 years 2 months 27 days
Vested or expected to vest at March 31, 2015	6 years 11 months 27 days
Exercisable at March 31, 2015	5 years 5 months 12 days
Stock Options Aggregate Intrinsic Value
Ending Balance	$ 374,867	$ 3,425,558
Vested or expected to vest at March 31, 2015	339,349
Exercisable at March 31, 2015	$ 144,478